united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 8/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.5%
		FIXED INCOME FUNDS - 49.2%
123,847		iShares 1-3 Year Treasury Bond ETF	$10,536,903
350,029		SPDR Portfolio Short Term Treasury ETF	10,539,373
172,353		Vanguard Short-Term Treasury ETF	10,539,386
			31,615,662

		EQUITY FUNDS - 50.3%
176,734		Health Care Select Sector SPDR Fund	16,012,101
107,642		iShares Core S&P Small-Cap ETF	8,135,582
62,650		iShares S&P 100 ETF	8,114,428
			32,262,111

		TOTAL EXCHANGE TRADED FUNDS (Cost - $63,170,793)	63,877,773

		TOTAL INVESTMENTS - 99.5% (Cost - $63,170,793)	$63,877,773
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	319,726
		NET ASSETS - 100.0%	$64,197,499

ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts
S&P	-	Standard & Poor's

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.7%
		EQUITY FUNDS - 99.7%
118,768		iShares Core MSCI EAFE ETF	$7,046,506
92,605		iShares Core MSCI Emerging Markets ETF	4,470,043
60,027		iShares Core S&P 500 ETF	17,664,145
49,415		iShares Core S&P Mid-Cap ETF	9,298,421
120,961		iShares Core S&P Small-Cap ETF	9,142,232
64,544		iShares U.S. Real Estate ETF	5,967,738

		TOTAL EXCHANGE TRADED FUNDS (Cost - $53,848,477)	53,589,085

		TOTAL INVESTMENTS - 99.7% (Cost - $53,848,477)	$53,589,085
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	173,722
		NET ASSETS - 100.0%	$53,762,807

EAFE	-	Europe, Australasia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital Investment
S&P	-	Standard & Poor's

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 99.3%
		COMMODITY FUNDS - 20.2%
254,112		Invesco DB Gold Fund *	$11,836,537

		EQUITY FUNDS - 79.1%
104,403		iShares U.S. Real Estate ETF	9,653,101
301,000		VanEck Vectors Gold Miners ETF	8,987,860
102,636		Vanguard Real Estate ETF	9,465,092
122,700		Vanguard Total Stock Market ETF	18,287,208
			46,393,261

		TOTAL EXCHANGE TRADED FUNDS (Cost - $51,277,476)	58,229,798

		TOTAL INVESTMENTS - 99.3% (Cost - $51,277,476)	$58,229,798
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	383,577
		NET ASSETS - 100.0%	$58,613,375

DB	-	Deutsche Bank
ETF	-	Exchange Traded Fund
*	-	Affiliated issue due to 5% ownership

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares			Fair Value
		EXCHANGE TRADED FUNDS - 98.4%
		FIXED INCOME FUNDS - 98.4%
665,855		Invesco Fundamental High Yield Corporate Bond ETF	$12,691,196
200,053		iShares 20+ Year Treasury Bond ETF	29,463,806
234,416		iShares 7-10 Year Treasury Bond ETF	26,725,768
207,618		iShares iBoxx $ Investment Grade Corporate Bond ETF	26,741,198
511,847		iShares iBoxx High Yield Corporate Bond ETF	44,612,585
339,881		iShares Preferred & Income Securities ETF	12,714,948
406,533		SPDR Bloomberg Barclays High Yield Bond ETF	44,234,856
206,662		VanEck Vectors High-Yield Municipal Index ETF	13,412,364
283,902		Vanguard Intermediate-Term Corporate Bond ETF	26,087,755

		TOTAL EXCHANGE TRADED FUNDS (Cost - $224,547,279)	236,684,476

		TOTAL INVESTMENTS - 98.4% (Cost - $224,547,279)	$236,684,476
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	3,879,949
		NET ASSETS - 100.0%	$240,564,425

ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

August 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds' direct fees and expenses.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

August 31, 2019

spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for the Funds’ assets and liabilities measured at fair value:

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

August 31, 2019

FormulaFolios Hedged Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$63,877,773	$-	$-	$63,877,773
Total	$63,877,773	$-	$-	$63,877,773

FormulaFolios Smart Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,589,085	$-	$-	$53,589,085
Total	$53,589,085	$-	$-	$53,589,085

FormulaFolios Tactical Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,229,798	$-	$-	$58,229,798
Total	$58,229,798	$-	$-	$58,229,798

FormulaFolios Tactical Income ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$236,684,476	$-	$-	$236,684,476
Total	$236,684,476	$-	$-	$236,684,476

* Refer to the Portfolio of Investments for classifications

The Smart Growth ETF and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P 500 ETF and Vanguard Total Stock Market ETF (the “Securities”). The Smart Growth ETF and Tactical Growth ETF may redeem their investments from the Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Smart Growth ETF and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of August 31, 2019, the percentage of the Smart Growth ETF’s net assets invested in the iShares Core S&P 500 ETF was 32.9% and the percentage of the Tactical Growth ETF’s net assets invested in the Vanguard Total Stock Market ETF was 31.2%.

FormulaFolios ETFs

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

August 31, 2019

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at August 31, 2019, were as follows:

FormulaFolios Hedged Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$64,151,571	$716,266	$(990,064)	$(273,798)

FormulaFolios Smart Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$53,848,477	$1,696,589	$(1,955,981)	$(259,392)

FormulaFolios Tactical Growth ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$51,311,995	$6,917,803	$0	$6,917,803

FormulaFolios Tactical Income ETF
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$224,761,192	$12,110,739	$(187,455)	$11,923,284

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/29/19

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/29/19